                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [  ]; Amendment No. ____
This Amendment (check one only): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Waddell & Reed Investment Management Company
Address:        6300 Lamar Avenue
                P.O. Box 29217
                Shawnee Mission, KS 66201-9217

Form 13F File Number: 28-4466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:           Daniel C. Schulte
Title:          Secretary
Phone:          (913) 236-2012

Signature, Place and Date of Signing:

/s/   Daniel C. Schulte   Overland Park, Kansas    February 11, 2000

Report Type (check only one):

[   ]    13F HOLDINGS. (Check here if all holdings of this reporting manager are reported in this report.)
[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                  Form 13F File Number            Name
                  --------------------            ----
                  28-7592                         Waddell & Reed Financial, Inc.